Operationas (Details 2) - Direct One (D1) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Jul. 31, 2021
Operational context
Intangible assets - Customer portfolio		R$ 1,482
Intangible assets - Digital platform		58,489
Zenvia Brazil
Operational context
Consideration transferred		716,428
Cash and cash equivalents		59,447
Trade and other receivables		16,516
Intangible assets and goodwill		53,271
Loans and borrowings		(63,430)
Other net liabilities		(17,327)
Intangible assets - Customer portfolio		1,482
Intangible assets - Digital platform		58,489
Total net assets acquired at fair value		108,448
Goodwill	R$ 607,980	R$ 607,980